INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Line Items]
Total inventories at the lower of cost and net realizable value	$ 126,814	$ 128,230
Cost
Disclosure Of Inventories [Line Items]
Raw materials and supplies	38,313	28,962
Work in progress	21,195	20,991
Finished goods	$ 67,306	$ 78,277